Financial Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income:
Interest income, bank			$ 8
Interest income, other			1
Foreign exchange gains	$ 2,039	$ 216	56
Total financial income	2,039	216	65
Finance expenses:
Interest expenses	(5)	(29)	(36)
Changes in fair value of convertible debt instruments			(1,183)
Interest expenses, lease liabilities	(123)		(3)
Interest, loan from lessor	(31)
Foreign exchange losses	(756)	(194)
Total financial expenses	(915)	(223)	(1,222)
Net financial items	$ 1,124	$ (7)	$ (1,157)